Interest in joint venture - Group's interest in the joint venture (Details)			11 Months Ended	12 Months Ended
	Nov. 26, 2021 USD ($)	Feb. 01, 2019 USD ($)	Nov. 26, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Feb. 01, 2019 CNY (¥)
Disclosure of joint ventures [line items]
Share capital				$ 1,493	$ 53,240,604
Loss on disposal of a subsidiary				$ (292,132)	$ 0	$ 0
Shenzhen Discover Health Technology Co. Ltd
Disclosure of joint ventures [line items]
Loss on disposal of a subsidiary	$ 292,132
Beijing CircleDNA Gene Technology Co., Ltd
Disclosure of joint ventures [line items]
Share capital | ¥							¥ 65,000,000
Effective interest					44.07%
Proportion of ownership interest	45.00%	45.00%	0.00%		45.00%
Proportion of ownership interest held by subsidiary					45.00%		45.00%
Invested amount		$ 4,236,765						¥ 29,250,000